TAXATION (Schedule of Roll-forward of Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Balance at beginning of year	$ 70,296	$ 50,983	$ 24,756
Increase relating to prior year tax positions	5,070	32,227	26,307
Increase relating to current year tax positions	4,769	5,124
Decrease relating to reversal of prior years' tax position		(14,059)
Decrease relating to expiration of applicable statute of limitations		(1,787)
Foreign currency translation adjustments	(1,202)	(2,192)	(80)
Balance at end of year	$ 78,933	$ 70,296	$ 50,983